UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	April 27, 2001
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	$225,631



List of Other Included Managers:		None

                    FORM 13F                                June 30,2001

 				Voting Authority
                                                                                                           --------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AOL Time Warner Inc            COM              00184A105     4187 79000.000SH       Sole                79000.000
AT&T Corp                      COM              001957109     1812 82386.000SH       Sole                82386.000
AT&T Corp Wireless             COM              001957406     7342 449079.400SH      Sole               449079.400
Aon Corp                       COM              037389103     2660 76000.000SH       Sole                76000.000
Arrow Electronics, Inc.        COM              042735100     3019 124300.000SH      Sole               124300.000
Avnet Inc                      COM              053807103     2966 132300.000SH      Sole               132300.000
Avon Products                  COM              054303102     3291 71100.000SH       Sole                71100.000
BP Amoco PLC Sponsored ADR     COM              055622104     1115 22360.000SH       Sole                22360.000
BankAmerica Corp               COM              060505104     4940 82299.000SH       Sole                82299.000
Boeing Co                      COM              097023105     3186 57300.000SH       Sole                57300.000
CVS Corporation                COM              126650100     1857 48100.000SH       Sole                48100.000
Cardinal Health Inc            COM              14149Y108     4036 58500.000SH       Sole                58500.000
Cendant Corp                   COM              151313103     6578 337351.000SH      Sole               337351.000
Chevron Corp                   COM              166751107     5934 65570.000SH       Sole                65570.000
Chubb Corp                     COM              171232101     3558 45950.000SH       Sole                45950.000
Cisco Systems                  COM              17275R102     3503 192460.000SH      Sole               192460.000
Citigroup Inc                  COM              172967101     7049 133397.989SH      Sole               133397.989
Compaq Computer Corp           COM              204493100     3623 236500.000SH      Sole               236500.000
Computer Assoc Intl            COM              204912109     3064 85100.000SH       Sole                85100.000
Delphi Automotive              COM              247126105     2974 186700.000SH      Sole               186700.000
Duke Energy Corp               COM              264399106     4677 119900.000SH      Sole               119900.000
Eastman Kodak Company          COM              277461109     3261 69850.000SH       Sole                69850.000
El Paso Corporation            COM              28336L109     3567 67900.000SH       Sole                67900.000
Exxon Mobil Corp               COM              30231G102    10242 117249.000SH      Sole               117249.000
Federated Dept Stores          COM              31410H101     4756 111900.000SH      Sole               111900.000
First Data Corp                COM              319963104     3243 50400.000SH       Sole                50400.000
Fleet Boston Financial         COM              339030108     1361 34500.000SH       Sole                34500.000
General Electric Company       COM              369604103     2094 42950.000SH       Sole                42950.000
General Motors Corp            COM              370442105     3908 60736.200SH       Sole                60736.200
General Motors Corp CL H       COM              370442832     3638 174381.000SH      Sole               174381.000
Healthsouth                    COM              421924101     6388 400000.000SH      Sole               400000.000
Houshold Intl                  COM              441815107     2908 43600.000SH       Sole                43600.000
Intel Corp                     COM              458140100      573 19600.000SH       Sole                19600.000
International Paper            COM              460146103     7936 222300.000SH      Sole               222300.000
Intl Business Machines         COM              459200101     4221 37350.000SH       Sole                37350.000
J P Morgan & Co. Inc/Chase     COM              46625H100     4023 90210.000SH       Sole                90210.000
K Mart Corp                    COM              482584109     1319 114970.000SH      Sole               114970.000
Kimberly-Clark                 COM              494368103     4479 80124.000SH       Sole                80124.000
Kraft Foods                    COM              50075N104     3565 115000.000SH      Sole               115000.000
LSI Logic Corp                 COM              502161102     3548 188700.000SH      Sole               188700.000
Limited Inc                    COM              532716107     3010 182200.000SH      Sole               182200.000
Merck & Co                     COM              589331107     1687 26400.000SH       Sole                26400.000
Microsoft Corp                 COM              594918104     5587 76540.000SH       Sole                76540.000
Morgan Stanley Dean Witter     COM              617446448     1477 23000.000SH       Sole                23000.000
Motorola Inc                   COM              620076109     1898 114620.000SH      Sole               114620.000
National Semiconductor         COM              637640103     2632 90400.000SH       Sole                90400.000
Nortel Networks Corp           COM              656569100     3404 377000.000SH      Sole               377000.000
PNC Financial Svcs Group       COM              693475105     5283 80300.000SH       Sole                80300.000
Pfizer Inc                     COM              717081103     4597 114775.000SH      Sole               114775.000
Pharmacia Corp                 COM              71713U102     3427 74580.000SH       Sole                74580.000
Reliant Energy Inc.            COM              75952j108      956 29670.000SH       Sole                29670.000
Schlumberger Ltd               COM              806857108      632 12000.000SH       Sole                12000.000
Sears Roebuck & Company        COM              812387108     2670 63100.000SH       Sole                63100.000
TRW Inc                        COM              872649108     2304 56200.000SH       Sole                56200.000
Target Corp                    COM              87612e106     5353 154700.000SH      Sole               154700.000
Tenet Healthcare Corp          COM              88033G100     3153 61100.000SH       Sole                61100.000
Texaco Inc                     COM              881694103     2193 32900.000SH       Sole                32900.000
Transocean Sedco Forex         COM              G90078109      260 6310.000 SH       Sole                 6310.000
United Parcel Service          COM              911312106     3110 53800.000SH       Sole                53800.000
United Technologies Corp       COM              913017109     4629 63190.000SH       Sole                63190.000
Viacom Inc CL B                COM              925524308     1882 36360.000SH       Sole                36360.000
Washington Mutual Inc          COM              939322103     2826 75250.000SH       Sole                75250.000
Wells Fargo & Co New           COM              949746101     1486 32000.000SH       Sole                32000.000
WorldCom Inc                   COM              98157D106     1238 87200.000SH       Sole                87200.000
duPont (EI) deNemours          COM              263534109     3536 73300.000SH       Sole                73300.000
REPORT SUMMARY                 65 DATA RECORDS              225631            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
